Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	12,210,718
Common stock, shares outstanding	12,210,718
Previously Reported
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	108,975,000	108,975,000
Common stock, shares outstanding	108,975,000	108,975,000